CONSOLIDATED COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED COMPREHENSIVE LOSS [Abstract]
Loss for the period	$ (107,660)	$ (70,269)	$ (18,530)
Foreign currency translation adjustment	(14,242)	(9,097)	3,729
Change in employees plan assets and benefit obligations, net of taxes $1,268, $1,591 and $174 for the years ended December 31, 2013, 2012 and 2011, respectively	2,350	2,440	518
Net unrealized gains (losses) on derivatives	(759)	1,090	(1,326)
Comprehensive loss for the period	$ (120,311)	$ (75,836)	$ (15,609)